Unaudited Condensed Consolidated Statement of Changes in Equity In Thousands, except Share data	Total USD ($)	Total CNY	Share capital [Member] USD ($)	Share capital [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Other Comprehensive Income [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Non-controlling Interests [Member] USD ($)	Non-controlling Interests [Member] CNY
Balance, treasury stock shares value at Mar. 31, 2013		(2,815)						(2,815)
Balance at Mar. 31, 2013		1,241,463		50		798,221				18,256		423,420		4,331
Balance, treasury stock shares at Mar. 31, 2013		(136,899)						(136,899)
Balance, shares at Mar. 31, 2013		73,140,147		73,140,147
Net income	9,490	58,077										57,810		267
Other comprehensive income		93,152								93,152
Balance at Sep. 30, 2013	227,566	1,392,692	8	50	130,429	798,221			18,204	111,408	78,633	481,230	752	4,598
Balance, treasury stock shares value at Sep. 30, 2013	$ (460)	(2,815)					$ (460)	(2,815)
Balance, treasury stock shares at Sep. 30, 2013	(136,899)						(136,899)
Balance, shares at Sep. 30, 2013	73,140,147		73,140,147